Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income/(loss)		€ (245,378)	€ 17,161	€ (21,489)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in):
Depreciation (property and equipment, internal-use software and website development)		10,479	10,298	11,370
Amortization of intangible assets	[1]	373	1,685	1,684
Goodwill impairment loss		207,618	0	0
Impairment of long-lived assets including internal-use software and website development		549	96	1,437
Share-based compensation (see Note 11)		15,079	19,891	20,702
Deferred income taxes		(8,248)	1,904	(1,755)
Foreign exchange losses		795	429	587
Expected credit losses, net		656	754	630
Loss on disposal of fixed assets		185	2	605
Gain from settlement of asset retirement obligation		(137)	(209)	0
Gain from lease termination		(179)	0	0
(Income)/loss from equity method investment		739	(453)	(19)
Gain on divestitures		(393)	0	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		53,732	24,926	(13,432)
Prepaid expenses and other assets		(773)	3,696	11,127
Accounts payable		(26,620)	(665)	(18,012)
Payroll liabilities		(891)	(4,476)	2,951
Accrued expenses and other liabilities		2,594	7,591	199
Deferred revenue		(2,550)	(2,310)	(773)
Taxes payable/receivable, net		242	(6,099)	(396)
Net cash provided by/(used in) operating activities		7,872	74,221	(4,584)
Investing activities:
Purchase of investments		(8,850)	(10,000)	0
Proceeds from divestitures, net of cash divested		556	0	0
Prepayment of pending business acquisition		(3,038)	0	0
Capital expenditures, including internal-use software and website development		(5,501)	(8,017)	(24,779)
Proceeds from sale of fixed assets		644	36	634
Net cash used in investing activities		(16,189)	(17,981)	(24,145)
Financing activities:
Proceeds from exercise of option awards		87	202	161
Repayment of other non-current liabilities		(267)	(301)	0
Net cash provided by/(used in) financing activities		(180)	(99)	161
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(1,275)	94	(24)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(9,772)	56,235	(28,592)
Cash, cash equivalents and restricted cash at beginning of year		220,543	164,308	192,900
Cash, cash equivalents and restricted cash at end of year		210,771	220,543	164,308
Supplemental cash flow information:
Cash paid for interest		217	51	223
Cash paid for taxes, net of (refunds)		(484)	25,171	3,325
Non-cash investing and financing activities:
Fixed assets-related payable		5	202	992
Capitalization of construction in process related to build-to-suit lease		€ 0	€ 0	€ 36,979

[1]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491